Stock-Based Compensation (RSU Activity) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Shares
Outstanding at January 1, 2019 (in shares) | shares	0
Granted (in shares) | shares	1,795,209
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(27,495)
Outstanding at December 31, 2019 (in shares) | shares	1,767,714
Weighted Average Fair Value
Outstanding at January 1, 2019 (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	7.11
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	7.11
Outstanding at December 31, 2019 (in dollars per share) | $ / shares	$ 7.11